Property and Equipment, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and Equipment, Net
Property plant and equipment, gross	¥ 2,559,098,000		¥ 1,435,641,000
Less: accumulated depreciation	(1,208,842,000)		(673,700,000)
Net book value	1,350,256,000		761,941,000		$ 211,885
Depreciation expenses	538,600,000	$ 84,518	326,512,000	¥ 191,784,000
Impairment charge recognized	0		0	¥ 0
Leasehold improvements
Property and Equipment, Net
Property plant and equipment, gross	221,280,000		118,581,000
Servers and computers
Property and Equipment, Net
Property plant and equipment, gross	2,277,947,000		1,286,310,000
Others
Property and Equipment, Net
Property plant and equipment, gross	¥ 59,871,000		¥ 30,750,000